                            MFS(R) Managed Sectors Fund
                            MFS(R) Limited Maturity Fund
                              MFS(R) Cash Reserve Fund
                       MFS(R) Municipal Limited Maturity Fund
                        MFS(R) Global Asset Allocation Fund
                          MFS(R) Government Mortgage Fund
                             MFS(R) New Discovery Fund
                          MFS(R) International Growth Fund
                       MFS(R) Research Growth and Income Fund
                    MFS(R) International Growth and Income Fund
                             MFS(R) Equity Income Fund
               MFS/Foreign & Colonial Emerging Markets Equity Fund
                         MFS(R) Research International Fund
                         MFS(R) Alabama Municipal Bond Fund
                            MFS(R) Strategic Growth Fund
                        MFS(R) Arkansas Municipal Bond Fund
                            MFS(R) Emerging Growth Fund
                       MFS(R) California Municipal Bond Fund
                            MFS(R) Large Cap Growth Fund
                         MFS(R) Florida Municipal Bond Fund
                          MFS(R) Intermediate Income Fund
                         MFS(R) Georgia Municipal Bond Fund
                              MFS(R) High Income Fund
                        MFS(R) Maryland Municipal Bond Fund
                         MFS(R) Municipal High Income Fund
                      MFS(R) Massachusetts Municipal Bond Fund
                        MFS(R) High Yield Opportunities Fund
                       MFS(R) Mississippi Municipal Bond Fund
                              MFS(R) Money Market Fund
                        MFS(R) New York Municipal Bond Fund
                        MFS(R) Government Money Market Fund
                     MFS(R) North Carolina Municipal Bond Fund
                             MFS(R) Municipal Bond Fund
                      MFS(R) Pennsylvania Municipal Bond Fund
                             MFS(R) Mid Cap Growth Fund
                     MFS(R) South Carolina Municipal Bond Fund
                              MFS(R) Total Return Fund
                        MFS(R) Tennessee Municipal Bond Fund
                                MFS(R) Research Fund
                        MFS(R) Virginia Municipal Bond Fund
                          MFS(R) Global Total Return Fund
                      MFS(R) West Virginia Municipal Bond Fund
                               MFS(R) Utilities Fund
                            MFS(R) Municipal Income Fund
                             MFS(R) Global Equity Fund
                          MFS(R) Growth Opportunities Fund
                           MFS(R) Global Governments Fund
                         MFS(R) Government Securities Fund
                         MFS(R) Capital Opportunities Fund
                    Massachusetts Investors Growth Stock Fund
                            MFS(R) Strategic Income Fund
                      MFS(R) Government Limited Maturity Fund
                             MFS(R) Global Growth Fund
                          Massachusetts Investors Trust
                                  MFS(R) Bond Fund
                         MFS(R) Union Standard Equity Fund


                       SUPPLEMENT TO THE CURRENT PROSPECTUS


Until terminated by MFS Fund Distributors, Inc. ("MFD"), the Funds' distributor, MFD will incur, on behalf of H. D. Vest Investment Securities, Inc., the initial ticket charge of $15 with respect to purchases of shares of any MFS fund made through VESTADVISOR accounts. MFD will not incur such charge with respect to redemptions or repurchases of fund shares, exchanges of fund shares, or shares purchased or redeemed through systematic investment or withdrawal plans.


                The date of this Supplement is September 15, 1998.

                           MFS(R) MANAGED SECTORS FUND
                            MFS(R) CASH RESERVE FUND
                       MFS(R) GLOBAL ASSET ALLOCATION FUND
                          MFS(R) STRATEGIC GROWTH FUND
                     MFS(R) RESEARCH GROWTH AND INCOME FUND
                             MFS(R) CORE GROWTH FUND
                            MFS(R) EQUITY INCOME FUND
                              MFS(R) BLUE CHIP FUND
                            MFS(R) NEW DISCOVERY FUND
                       MFS(R) CONVERTIBLE SECURITIES FUND
                       MFS(R) RESEARCH INTERNATIONAL FUND
                       MFS(R) SCIENCE AND TECHNOLOGY FUND
                           MFS(R) EMERGING GROWTH FUND
                          MFS(R) LARGE CAP GROWTH FUND
                         MFS(R) INTERMEDIATE INCOME FUND
                           MFS(R) CHARTER INCOME FUND
                         MFS(R) GLOBAL GOVERNMENTS FUND
                        MFS(R) CAPITAL OPPORTUNITIES FUND
                         MFS(R) GLOBAL TOTAL RETURN FUND
                              MFS(R) UTILITIES FUND
                            MFS(R) GLOBAL EQUITY FUND
                                MFS(R) BOND FUND
                          MFS(R) LIMITED MATURITY FUND
                     MFS(R) MUNICIPAL LIMITED MATURITY FUND
                 MFS(R) INTERMEDIATE INVESTMENT GRADE BOND FUND
                            MFS(R) RESEARCH BOND FUND
                            MFS(R) MID CAP VALUE FUND
                           MFS(R) LARGE CAP VALUE FUND
                          MFS(R) HIGH QUALITY BOND FUND
                             MFS(R) HIGH INCOME FUND
                        MFS(R) MUNICIPAL HIGH INCOME FUND
                      MFS(R) HIGH YIELD OPPORTUNITIES FUND
                          MFS(R) STRATEGIC INCOME FUND
                     MFS(R) INTERNATIONAL OPPORTUNITIES FUND
                   MFS(R) INTERNATIONAL STRATEGIC GROWTH FUND
                         MFS(R) INTERNATIONAL VALUE FUND
                    MASSACHUSETTS INVESTORS GROWTH STOCK FUND
                          MASSACHUSETTS INVESTORS TRUST
                     MFS(R) GOVERNMENT LIMITED MATURITY FUND
                            MFS(R) GLOBAL GROWTH FUND
                            MFS(R) MONEY MARKET FUND
                       MFS(R) GOVERNMENT MONEY MARKET FUND
                           MFS(R) MUNICIPAL BOND FUND
                           MFS(R) MID CAP GROWTH FUND
                              MFS(R) RESEARCH FUND
                            MFS(R) TOTAL RETURN FUND
                         MFS(R) GOVERNMENT MORTGAGE FUND
                     MFS(R)/F&C EMERGING MARKETS EQUITY FUND
                   MFS(R) INTERNATIONAL GROWTH AND INCOME FUND
                        MFS(R) INTERNATIONAL GROWTH FUND
                           MFS(R) STRATEGIC VALUE FUND
                           MFS(R) SMALL CAP VALUE FUND
                        MFS(R) EMERGING MARKETS DEBT FUND
                               MFS(R) INCOME FUND
                           MFS(R) EUROPEAN EQUITY FUND
                             MFS(R) HIGH YIELD FUND
                         MFS(R) CONCENTRATED GROWTH FUND
                        MFS(R) GROWTH OPPORTUNITIES FUND
                        MFS(R) UNION STANDARD EQUITY FUND
                               VERTEX ALL CAP FUND
                             VERTEX CONTRARIAN FUND
                            VERTEX U.S. ALL CAP FUND
                        MFS(R) GOVERNMENT SECURITIES FUND
                       MFS(R) ALABAMA MUNICIPAL BOND FUND
                       MFS(R) ARKANSAS MUNICIPAL BOND FUND
                      MFS(R) CALIFORNIA MUNICIPAL BOND FUND
                       MFS(R) FLORIDA MUNICIPAL BOND FUND
                       MFS(R) GEORGIA MUNICIPAL BOND FUND
                       MFS(R) MARYLAND MUNICIPAL BOND FUND
                    MFS(R) MASSACHUSETTS MUNICIPAL BOND FUND
                     MFS(R) MISSISSIPPI MUNICIPAL BOND FUND
                       MFS(R) NEW YORK MUNICIPAL BOND FUND
                    MFS(R) NORTH CAROLINA MUNICIPAL BOND FUND
                     MFS(R) PENNSYLVANIA MUNICIPAL BOND FUND
                    MFS(R) SOUTH CAROLINA MUNICIPAL BOND FUND
                      MFS(R) TENNESSEE MUNICIPAL BOND FUND
                       MFS(R) VIRGINIA MUNICIPAL BOND FUND
                    MFS(R) WEST VIRGINIA MUNICIPAL BOND FUND
                          MFS(R) MUNICIPAL INCOME FUND
                    MFS(R) NEW YORK HIGH INCOME TAX FREE FUND
                 MFS(R) MASSACHUSETTS HIGH INCOME TAX FREE FUND


                      Supplement to the Current Prospectus


The following provisions shall apply to any retirement plan (each a "Merrill Lynch Daily K Plan") whose records are maintained on a daily valuation basis by either Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch"), or by an independent recordkeeper (an "Independent Recordkeeper") whose services are provided through a contract or alliance arrangement with Merrill Lynch, and with respect to which the sponsor of such plan has entered into a recordkeeping service agreement with Merrill Lynch (a "Merrill Lynch Recordkeeping Agreement").

The initial sales charge imposed on purchases of Class A shares of the Funds, and the contingent deferred sales charge ("CDSC") imposed on certain redemptions of Class A shares of the Funds, is waived in the following circumstances with respect to a Merrill Lynch Daily K Plan:

         (i) if, on the date the Plan sponsor signs the Merrill Lynch Recordkeeping Agreement, such Plan has $3 million or more in assets invested in broker-dealer sold funds not advised or managed by Merrill Lynch Asset Management L.P. ("MLAM") that are made available pursuant to agreements between Merrill Lynch and such funds' principal underwriters or distributors, and in funds advised or managed by MLAM (collectively, the "Applicable Investments"); or

         (ii) if such Plan's records are maintained by an Independent Recordkeeper and, on the date the Plan sponsor signs the Merrill Lynch Recordkeeping Agreement, such Plan has $3 million or more in assets, excluding money market funds, invested in Applicable Investments; or

         (iii) such Plan has 500 or more eligible employees, as determined by the Merrill Lynch plan conversion manager on the date the Plan sponsor signs the Merrill Lynch Recordkeeping Agreement.

         The CDSC imposed on redemptions of Class B shares of the Fund is waived in the following circumstances with respect to a Merrill Lynch Daily K
         Plan:

         (i) if, on the date the Plan sponsor signs the Merrill Lynch Recordkeeping Agreement, such Plan has less than $3 million in assets invested in Applicable Investments;

         (ii) if such Plan's records are maintained by an independent recordkeeper and, on the date the Plan sponsor signs the Merrill Lynch Recordkeeping Agreement, such Plan has less than $3 million dollars in assets, excluding money market funds, invested in Applicable Investments; or

         (iii) such Plan has fewer than 500 eligible employees, as determined by the Merrill Lynch plan conversion manager on the date the Plan sponsor signs the Merrill Lynch Recordkeeping Agreement.

No front-end commissions are paid with respect to any Class A or Class B shares of the Fund purchased by any Merrill Lynch Daily K Plan.

                  The date of this  Supplement  is August 1, 1999.

                           MFS(R) Managed Sectors Fund
                            MFS(R) Cash Reserve Fund
                       MFS(R) Global Asset Allocation Fund
                             MFS(R) Core Growth Fund
                       MFS(R) Convertible Securities Fund
                              MFS(R) Blue Chip Fund
                       MFS(R) Science and Technology Fund
                            MFS(R) New Discovery Fund
                     MFS(R) Research Growth and Income Fund
                            MFS(R) Equity Income Fund
                       MFS(R) Research International Fund
                          MFS(R) Strategic Growth Fund
                           MFS(R) Emerging Growth Fund
                          MFS(R) Large Cap Growth Fund
                         MFS(R) Intermediate Income Fund
                           MFS(R) Charter Income Fund
                             MFS(R) High Income Fund
                        MFS(R) Municipal High Income Fund
                      MFS(R) High Yield Opportunities Fund
                            MFS(R) Money Market Fund
                       MFS(R) Government Money Market Fund
                           MFS(R) Municipal Bond Fund
                           MFS(R) Mid Cap Growth Fund
                            MFS(R) Total Return Fund
                              MFS(R) Research Fund
                     MFS(R) International Opportunities Fund
                   MFS(R) International Strategic Growth Fund
                         MFS(R) International Value Fund
                         MFS(R) Global Total Return Fund
                              MFS(R) Utilities Fund
                            MFS(R) Global Equity Fund
                         MFS(R) Global Governments Fund
                        MFS(R) Capital Opportunities Fund
                          MFS(R) Strategic Income Fund
                            MFS(R) Global Growth Fund
                                MFS(R) Bond Fund
                          MFS(R) Limited Maturity Fund
                     MFS(R) Municipal Limited Maturity Fund
                 MFS(R) Intermediate Investment Grade Bond Fund
                            MFS(R) Research Bond Fund
                            MFS(R) Mid Cap Value Fund
                           MFS(R) Large Cap Value Fund
                          MFS(R) High Quality Bond Fund
                         MFS(R) Government Mortgage Fund
                        MFS(R) International Growth Fund
                   MFS(R) International Growth and Income Fund
               MFS/Foreign & Colonial Emerging Markets Equity Fund
                           MFS(R) Strategic Value Fund
                           MFS(R) Small Cap Value Fund
                        MFS(R) Emerging Markets Debt Fund
                               MFS(R) Income Fund
                           MFS(R) European Equity Fund
                             MFS(R) High Yield Fund
                         MFS(R) Concentrated Growth Fund
                        MFS(R) Union Standard Equity Fund
                               Vertex All Cap Fund
                             Vertex Contrarian Fund
                            Vertex U.S. All Cap Fund
                       MFS(R) Alabama Municipal Bond Fund
                       MFS(R) Arkansas Municipal Bond Fund
                      MFS(R) California Municipal Bond Fund
                       MFS(R) Florida Municipal Bond Fund
                       MFS(R) Georgia Municipal Bond Fund
                       MFS(R) Maryland Municipal Bond Fund
                    MFS(R) Massachusetts Municipal Bond Fund
                     MFS(R) Mississippi Municipal Bond Fund
                       MFS(R) New York Municipal Bond Fund
                    MFS(R) North Carolina Municipal Bond Fund
                     MFS(R) Pennsylvania Municipal Bond Fund
                    MFS(R) South Carolina Municipal Bond Fund
                      MFS(R) Tennessee Municipal Bond Fund
                       MFS(R) Virginia Municipal Bond Fund
                    MFS(R) West Virginia Municipal Bond Fund
                          MFS(R) Municipal Income Fund
                    MFS(R) New York High Income Tax Free Fund
                 MFS(R) Massachusetts High Income Tax Free Fund
                        MFS(R) Growth Opportunities Fund
                        MFS(R) Government Securities Fund
                    Massachusetts Investors Growth Stock Fund
                     MFS(R) Government Limited Maturity Fund
                          Massachusetts Investors Trust


                      Supplement to the Current Prospectus


Until terminated by MFS Fund Distributors, Inc. ("MFD"), the Funds' distributor, MFD will incur, on behalf of Royal Alliance Associates, Inc., up to $15 toward the ticket charge with respect to purchases of shares of any MFS Fund made through the GOLD Select Program. MFD will not incur such charge with respect to redemptions or repurchases of Fund shares, exchanges of Fund shares, or shares purchased or redeemed through systematic investment or withdrawal plans.

                 The date of this Supplement is August 1, 1999.